UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

September 30, 2021

Acruence Active Hedge U.S. Equity ETF

Ticker: XVOL

Acruence Active Hedge U.S. Equity ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Acruence Active Hedge U.S. Equity ETF

PORTFOLIO ALLOCATION at September 30, 2021 (Unaudited)

Sector/Security Type	% of Net Assets
Technology	23.3%
Consumer (Non-cyclical)	19.9
Communications	16.3
Financial	15.3
Consumer (Cyclical)	9.5
Industrial	7.8
Energy	2.8
Utilities	2.5
Basic Materials	2.0
Purchased Options	0.3
Cash & Cash Equivalents(1)	0.3
Total	100.0%

(1)Represents cash, money market funds, and assets in excess of other liabilities.

2

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

	Shares	Value
Common Stocks – 99.4%
Advertising – 0.1%
The Interpublic Group of Companies, Inc.	921	$33,773
Omnicom Group, Inc.	501	36,303
		70,076
Aerospace & Defense – 1.5%
The Boeing Co. (1)	1,297	285,262
General Dynamics Corp.	539	105,660
Howmet Aerospace, Inc.	921	28,735
L3Harris Technologies, Inc.	481	105,935
Lockheed Martin Corp.	585	201,884
Northrop Grumman Corp.	333	119,930
Raytheon Technologies Corp.	3,609	310,230
Teledyne Technologies, Inc. (1)	81	34,796
TransDigm Group, Inc. (1)	127	79,320
		1,271,752
Agriculture – 0.7%
Altria Group, Inc.	4,348	197,921
Archer-Daniels-Midland Co.	1,341	80,473
Philip Morris International, Inc.	3,678	348,638
		627,032
Airlines – 0.3%
Alaska Air Group, Inc. (1)	333	19,514
American Airlines Group, Inc. (1)	1,509	30,965
Delta Air Lines, Inc. (1)	1,509	64,298
Southwest Airlines Co. (1)	1,425	73,288
United Airlines Holdings, Inc. (1)	753	35,820
		223,885
Apparel – 0.7%
Hanesbrands, Inc.	837	14,363
Nike, Inc. - Class B	3,021	438,740
PVH Corp. (1)	165	16,960
Ralph Lauren Corp. - Class A	81	8,994
Tapestry, Inc.	669	24,766
Under Armour, Inc. - Class A (1)	417	8,415
Under Armour, Inc. - Class C (1)	501	8,778
VF Corp.	753	50,444
		571,460
Auto Manufacturers – 2.1%
Cummins, Inc.	333	74,778
Ford Motor Co. (1)	9,404	133,161
General Motors Co. (1)	3,021	159,237
PACCAR, Inc.	837	66,056
Tesla, Inc. (1)	1,816	1,408,272
		1,841,504

	Shares	Value
Common Stocks – 99.4% (Continued)
Auto Parts & Equipment – 0.1%
Aptiv PLC (1)	637	$94,894
BorgWarner, Inc.	585	25,278
		120,172
Banks – 5.4%
Bank of America Corp.	17,805	755,822
The Bank of New York Mellon Corp.	1,929	99,999
Citigroup, Inc.	4,881	342,549
Citizens Financial Group, Inc.	1,005	47,215
Comerica, Inc.	333	26,807
Fifth Third Bancorp	1,677	71,172
First Republic Bank	398	76,766
The Goldman Sachs Group, Inc.	801	302,802
Huntington Bancshares, Inc.	3,468	53,615
JPMorgan Chase & Co.	7,113	1,164,327
KeyCorp	2,349	50,785
M&T Bank Corp.	301	44,951
Morgan Stanley	3,512	341,753
Northern Trust Corp.	501	54,013
The PNC Financial Services Group, Inc.	1,005	196,618
Regions Financial Corp.	2,265	48,267
State Street Corp.	837	70,911
SVB Financial Group (1)	131	84,741
Truist Financial Corp.	3,173	186,097
U.S. Bancorp	3,184	189,257
Wells Fargo & Co.	9,759	452,915
Zions Bancorp N.A.	417	25,808
		4,687,190
Beverages – 1.4%
Brown-Forman Corp. - Class B	417	27,943
The Coca-Cola Co.	9,162	480,730
Constellation Brands, Inc. - Class A	396	83,433
Molson Coors Brewing Co. - Class B	417	19,341
Monster Beverage Corp. (1)	873	77,549
PepsiCo, Inc.	3,273	492,292
		1,181,288
Biotechnology – 1.6%
Amgen, Inc.	1,356	288,353
Biogen, Inc. (1)	333	94,236
Bio-Rad Laboratories, Inc. - Class A (1)	44	32,822
Corteva, Inc.	1,761	74,103
Gilead Sciences, Inc.	2,948	205,918
Illumina, Inc. (1)	333	135,068
Incyte Corp. (1)	362	24,898
Moderna, Inc. (1)	710	273,251

3

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks – 99.4% (Continued)
Biotechnology – 1.6% (Continued)
Regeneron Pharmaceuticals, Inc. (1)	249	$150,690
Vertex Pharmaceuticals, Inc. (1)	585	106,113
		1,385,452
Building Materials – 0.4%
Carrier Global Corp.	1,929	99,845
Fortune Brands Home & Security, Inc.	333	29,777
Johnson Controls International PLC	1,691	115,123
Martin Marietta Materials, Inc.	144	49,202
Masco Corp.	585	32,497
Vulcan Materials Co.	333	56,330
		382,774
Chemicals – 1.6%
Air Products and Chemicals, Inc.	501	128,311
Albemarle Corp.	249	54,524
Celanese Corp.	222	33,442
CF Industries Holdings, Inc.	501	27,966
Dow, Inc.	1,696	97,622
DuPont de Nemours, Inc.	1,257	85,463
Eastman Chemical Co.	333	33,546
Ecolab, Inc.	585	122,043
FMC Corp.	288	26,369
International Flavors & Fragrances, Inc.	585	78,226
Linde PLC	1,226	359,684
LyondellBasell Industries NV	585	54,902
The Mosaic Co.	837	29,898
PPG Industries, Inc.	557	79,657
The Sherwin-Williams Co.	562	157,208
		1,368,861
Commercial Services – 2.3%
Automatic Data Processing, Inc.	1,005	200,920
Cintas Corp.	207	78,797
Equifax, Inc.	249	63,102
FleetCor Technologies, Inc. (1)	165	43,109
Gartner, Inc. (1)	202	61,384
Global Payments, Inc.	669	105,421
IHS Markit Ltd.	883	102,975
MarketAxess Holdings, Inc.	81	34,076
Moody’s Corp.	378	134,232
Nielsen Holdings PLC	837	16,062
PayPal Holdings, Inc. (1)	2,772	721,302
Quanta Services, Inc.	333	37,902
Robert Half International, Inc.	249	24,982
Rollins, Inc.	501	17,700
S&P Global, Inc.	566	240,488

	Shares	Value
Common Stocks – 99.4% (Continued)
Commercial Services – 2.3% (Continued)
United Rentals, Inc. (1)	165	$57,903
Verisk Analytics, Inc.	381	76,303
		2,016,658
Computers – 7.5%
Accenture PLC - Class A	1,492	477,321
Apple, Inc.	36,866	5,216,539
Cognizant Technology Solutions Corp.	1,257	93,282
DXC Technology Co. (1)	585	19,662
Fortinet, Inc. (1)	317	92,577
Hewlett Packard Enterprise Co.	3,105	44,246
HP, Inc.	2,835	77,566
International Business Machines Corp.	2,109	293,003
Leidos Holdings, Inc.	333	32,011
NetApp, Inc.	501	44,970
Seagate Technology Holdings PLC	501	41,342
Western Digital Corp. (1)	753	42,499
		6,475,018
Cosmetics & Personal Care – 1.3%
Colgate-Palmolive Co.	2,013	152,142
The Estee Lauder Companies, Inc. - Class A	546	163,762
The Procter & Gamble Co.	5,777	807,625
		1,123,529
Distribution & Wholesale – 0.3%
Copart, Inc. (1)	501	69,499
Fastenal Co.	1,341	69,209
LKQ Corp. (1)	669	33,664
Pool Corp.	94	40,834
W.W. Grainger, Inc.	81	31,838
		245,044
Diversified Financial Services – 3.9%
American Express Co.	1,536	257,326
Ameriprise Financial, Inc.	249	65,766
BlackRock, Inc.	333	279,274
Capital One Financial Corp.	1,060	171,688
Cboe Global Markets, Inc.	249	30,841
The Charles Schwab Corp.	3,540	257,854
CME Group, Inc. - Class A	837	161,859
Discover Financial Services	718	88,206
Franklin Resources, Inc.	547	16,257
Intercontinental Exchange, Inc.	1,341	153,974
Invesco Ltd.	921	22,205
Mastercard, Inc. - Class A	2,062	716,916
Nasdaq, Inc.	249	48,062

4

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks – 99.4% (Continued)
Diversified Financial Services – 3.9% (Continued)
Raymond James Financial, Inc.	432	$39,865
Synchrony Financial	1,341	65,548
T. Rowe Price Group, Inc.	535	105,234
Visa, Inc. - Class A	3,945	878,749
The Western Union Co.	1,005	20,321
		3,379,945
Electric – 2.3%
The AES Corp.	1,593	36,368
Alliant Energy Corp.	585	32,748
Ameren Corp.	585	47,385
American Electric Power Co., Inc.	1,173	95,224
CenterPoint Energy, Inc.	1,341	32,989
CMS Energy Corp.	669	39,959
Consolidated Edison, Inc.	837	60,758
Dominion Energy, Inc.	1,929	140,856
DTE Energy Co.	456	50,940
Duke Energy Corp.	1,845	180,053
Edison International	921	51,088
Entergy Corp.	501	49,754
Evergy, Inc.	501	31,162
Eversource Energy	837	68,433
Exelon Corp.	2,349	113,551
FirstEnergy Corp.	1,341	47,766
NextEra Energy, Inc.	4,630	363,548
NRG Energy, Inc.	585	23,886
Pinnacle West Capital Corp.	249	18,018
PPL Corp.	1,845	51,439
Public Service Enterprise Group, Inc.	1,173	71,436
Sempra Energy	753	95,254
The Southern Co.	2,517	155,978
WEC Energy Group, Inc.	753	66,415
Xcel Energy, Inc.	1,257	78,562
		2,003,570
Electrical Components & Equipment – 0.3%
AMETEK, Inc.	501	62,129
Emerson Electric Co.	1,425	134,235
Generac Holdings, Inc. (1)	146	59,666
		256,030
Electronics – 1.2%
Agilent Technologies, Inc.	715	112,634
Allegion PLC	211	27,890
Amphenol Corp.	1,425	104,353
Fortive Corp.	837	59,067

	Shares	Value
Common Stocks – 99.4% (Continued)
Electronics – 1.2% (Continued)
Garmin Ltd.	333	$51,768
Honeywell International, Inc.	1,638	347,714
Keysight Technologies, Inc. (1)	417	68,509
Mettler-Toledo International, Inc. (1)	49	67,491
TE Connectivity Ltd.	753	103,327
Trimble, Inc. (1)	585	48,116
Waters Corp. (1)	143	51,094
		1,041,963
Energy – Alternate Sources – 0.1%
Enphase Energy, Inc. (1)	333	49,940

Engineering & Construction – 0.0% (2)
Jacobs Engineering Group, Inc.	333	44,133

Entertainment – 0.1%
Caesars Entertainment, Inc. (1)	501	56,252
Live Nation Entertainment, Inc. (1)	333	30,347
Penn National Gaming, Inc. (1)	333	24,129
		110,728
Environmental Control – 0.3%
Pentair PLC	417	30,287
Republic Services, Inc.	501	60,150
Waste Management, Inc.	921	137,560
		227,997
Food – 1.0%
Campbell Soup Co.	409	17,100
Conagra Brands, Inc.	1,053	35,665
General Mills, Inc.	1,425	85,244
The Hershey Co.	333	56,360
Hormel Foods Corp.	577	23,657
The J.M. Smucker Co.	249	29,887
Kellogg Co.	585	37,393
The Kraft Heinz Co.	1,593	58,654
The Kroger Co.	1,845	74,593
Lamb Weston Holdings, Inc.	269	16,509
McCormick & Co., Inc.	585	47,403
Mondelez International, Inc.	3,357	195,310
Sysco Corp.	1,257	98,675
Tyson Foods, Inc. - Class A	669	52,811
		829,261
Forest Products & Paper – 0.1%
International Paper Co.	921	51,502

5

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks – 99.4% (Continued)
Gas – 0.1%
Atmos Energy Corp.	333	$29,370
NiSource, Inc.	921	22,316
		51,686
Hand & Machine Tools – 0.1%
Snap-on, Inc.	126	26,328
Stanley Black & Decker, Inc.	380	66,618
		92,946
Healthcare - Products – 4.1%
Abbott Laboratories	4,113	485,869
ABIOMED, Inc. (1)	81	26,367
Align Technology, Inc. (1)	165	109,796
Baxter International, Inc.	1,173	94,344
Bio-Techne Corp.	80	38,766
Boston Scientific Corp. (1)	3,338	144,836
The Cooper Companies, Inc.	114	47,117
Danaher Corp.	1,491	453,920
DENTSPLY SIRONA, Inc.	501	29,083
Edwards Lifesciences Corp. (1)	1,466	165,966
Henry Schein, Inc. (1)	333	25,361
Hologic, Inc. (1)	585	43,179
IDEXX Laboratories, Inc. (1)	199	123,758
Intuitive Surgical, Inc. (1)	278	276,374
Medtronic PLC	3,174	397,861
PerkinElmer, Inc.	249	43,149
ResMed, Inc.	333	87,762
STERIS PLC	227	46,372
Stryker Corp.	753	198,581
Teleflex, Inc.	101	38,032
Thermo Fisher Scientific, Inc.	921	526,195
West Pharmaceutical Services, Inc.	165	70,049
Zimmer Biomet Holdings, Inc.	501	73,326
		3,546,063
Healthcare – Services – 2.1%
Anthem, Inc.	585	218,088
Catalent, Inc. (1)	417	55,490
Centene Corp. (1)	1,425	88,792
Charles River Laboratories International, Inc. (1)	107	44,156
DaVita, Inc. (1)	134	15,579
HCA Healthcare, Inc.	620	150,487
Humana, Inc.	302	117,523
IQVIA Holdings, Inc. (1)	417	99,888
Laboratory Corp. of America Holdings (1)	228	64,168
Quest Diagnostics, Inc.	333	48,388
UnitedHealth Group, Inc.	2,226	869,787

	Shares	Value
Common Stocks – 99.4% (Continued)
Healthcare - Services – 2.1% (Continued)
Universal Health Services, Inc. - Class B	165	$22,831
		1,795,177
Home Builders – 0.2%
D.R. Horton, Inc.	753	63,229
Lennar Corp. - Class A	669	62,672
NVR, Inc. (1)	8	38,353
PulteGroup, Inc.	669	30,720
		194,974
Home Furnishings – 0.1%
Leggett & Platt, Inc.	333	14,932
Whirlpool Corp.	145	29,559
		44,491
Household Products & Wares – 0.3%
Avery Dennison Corp.	165	34,190
Church & Dwight Co., Inc.	585	48,303
The Clorox Co.	292	48,358
Kimberly-Clark Corp.	795	105,290
		236,141
Housewares – 0.0% (2)
Newell Brands, Inc.	921	20,391
Insurance – 3.3%
Aflac, Inc.	1,509	78,664
The Allstate Corp.	706	89,881
American International Group, Inc.	2,017	110,713
Aon PLC	501	143,171
Arthur J. Gallagher & Co.	501	74,474
Assurant, Inc.	165	26,029
Berkshire Hathaway, Inc. - Class B (1)	4,449	1,214,310
Chubb Ltd.	1,060	183,889
Cincinnati Financial Corp.	333	38,035
Everest Re Group Ltd.	81	20,313
Globe Life, Inc.	249	22,168
The Hartford Financial Services Group, Inc.	837	58,799
Lincoln National Corp.	417	28,669
Loews Corp.	501	27,019
Marsh & McLennan Companies, Inc.	1,200	181,716
MetLife, Inc.	1,761	108,707
Principal Financial Group, Inc.	585	37,674
The Progressive Corp.	1,380	124,738
Prudential Financial, Inc.	921	96,889
The Travelers Companies, Inc.	585	88,926
Unum Group	333	8,345
W.R. Berkley Corp.	333	24,369

6

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks – 99.4% (Continued)
Insurance – 3.3% (Continued)
Willis Towers Watson PLC	302	$70,203
		2,857,701
Internet – 11.9%
Alphabet, Inc. - Class A (1)	707	1,890,179
Alphabet, Inc. - Class C (1)	667	1,777,762
Amazon.com, Inc. (1)	1,008	3,311,320
Booking Holdings, Inc. (1)	96	227,892
CDW Corp.	312	56,790
eBay, Inc.	1,509	105,132
Etsy, Inc. (1)	298	61,972
Expedia Group, Inc. - Class A (1)	333	54,579
F5 Networks, Inc. (1)	138	27,432
Facebook, Inc. - Class A (1)	5,631	1,911,105
Netflix, Inc. (1)	1,046	638,416
NortonLifeLock, Inc.	1,425	36,052
Twitter, Inc. (1)	1,929	116,492
VeriSign, Inc. (1)	249	51,047
		10,266,170
Iron & Steel – 0.1%
Nucor Corp.	705	69,435

Leisure Time – 0.1%
Carnival Corp. (1)	1,929	48,245
Norwegian Cruise Line Holdings Ltd. (1)	837	22,356
Royal Caribbean Cruises Ltd. (1)	501	44,564
		115,165
Lodging – 0.3%
Hilton Worldwide Holdings, Inc. (1)	669	88,381
Las Vegas Sands Corp. (1)	753	27,560
Marriott International, Inc. (1)	629	93,149
MGM Resorts International	906	39,094
Wynn Resorts Ltd. (1)	249	21,103
		269,287
Machinery – Construction & Mining – 0.3%
Caterpillar, Inc.	1,292	248,025

Machinery – Diversified – 0.7%
Deere & Co.	723	242,256
Dover Corp.	333	51,781
IDEX Corp.	165	34,147
Ingersoll Rand, Inc. (1)	921	46,428
Otis Worldwide Corp.	952	78,330
Rockwell Automation, Inc.	249	73,216

	Shares	Value
Common Stocks – 99.4% (Continued)
Machinery – Diversified – 0.7% (Continued)
Westinghouse Air Brake Technologies Corp.	417	$35,950
Xylem, Inc.	417	51,574
		613,682
Media – 2.0%
Charter Communications, Inc. - Class A (1)	322	234,274
Comcast Corp. - Class A	10,823	605,330
Discovery, Inc. - Class A (1)	417	10,584
Discovery, Inc. - Class C (1)	669	16,237
DISH Network Corp. - Class A (1)	585	25,424
Fox Corp. - Class A	720	28,879
Fox Corp. - Class B	333	12,361
News Corp. - Class A	758	17,836
News Corp. - Class B	249	5,784
ViacomCBS, Inc. - Class B	1,425	56,302
The Walt Disney Co.	4,290	725,739
		1,738,750
Mining – 0.3%
Freeport-McMoRan, Inc.	3,403	110,699
Newmont Corp.	1,929	104,745
		215,444
Miscellaneous Manufacturers – 1.2%
3M Co.	1,341	235,238
A.O. Smith Corp. - Class A	333	20,336
Eaton Corp. PLC	921	137,515
General Electric Co.	2,588	266,642
Illinois Tool Works, Inc.	669	138,235
Parker-Hannifin Corp.	303	84,725
Textron, Inc.	501	34,975
Trane Technologies PLC	562	97,029
		1,014,695
Office & Business Equipment – 0.1%
Zebra Technologies Corp. (1)	125	64,428

Oil & Gas – 2.3%
APA Corp.	921	19,737
Cabot Oil & Gas Corp.	921	20,041
Chevron Corp.	4,562	462,815
ConocoPhillips	3,102	210,222
Devon Energy Corp.	1,425	50,602
Diamondback Energy, Inc.	417	39,477
EOG Resources, Inc.	1,358	109,007

7

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks – 99.4% (Continued)
Oil & Gas – 2.3% (Continued)
Exxon Mobil Corp.	9,996	$587,965
Hess Corp.	669	52,256
Marathon Oil Corp.	1,929	26,369
Marathon Petroleum Corp.	1,502	92,839
Occidental Petroleum Corp.	2,013	59,544
Phillips 66	1,005	70,380
Pioneer Natural Resources Co.	545	90,748
Valero Energy Corp.	1,005	70,923
		1,962,925
Oil & Gas Services – 0.2%
Baker Hughes Co. – Class A	1,761	43,550
Halliburton Co.	2,097	45,337
NOV, Inc. (1)	921	12,074
Schlumberger NV	3,357	99,501
		200,462
Packaging & Containers – 0.2%
Amcor PLC	3,777	43,776
Ball Corp.	753	67,747
Packaging Corp. of America	249	34,223
Sealed Air Corp.	333	18,245
Westrock Co.	669	33,336
		197,327
Pharmaceuticals – 5.1%
AbbVie, Inc.	4,166	449,387
AmerisourceBergen Corp.	296	35,357
Becton Dickinson and Co.	669	164,454
Bristol-Myers Squibb Co.	5,272	311,944
Cardinal Health, Inc.	669	33,089
Cigna Corp.	808	161,729
CVS Health Corp.	3,105	263,490
Dexcom, Inc. (1)	226	123,590
Eli Lilly & Co.	1,879	434,143
Johnson & Johnson	6,188	999,362
McKesson Corp.	372	74,169
Merck & Co., Inc.	5,977	448,933
Organon & Co.	601	19,707
Perrigo Co. PLC	333	15,761
Pfizer, Inc.	13,215	568,377
Viatris, Inc.	2,853	38,658
Zoetis, Inc.	1,120	217,437
		4,359,587

	Shares	Value
Common Stocks – 99.4% (Continued)
Pipelines – 0.3%
Kinder Morgan, Inc.	4,701	$78,648
ONEOK, Inc.	1,089	63,151
The Williams Company, Inc.	2,937	76,186
		217,985
Real Estate – 0.1%
CBRE Group, Inc. (1)	791	77,012

Real Estate Investment Trusts (REITs) – 2.5%
Alexandria Real Estate Equities, Inc.	333	63,626
American Tower Corp.	1,071	284,254
AvalonBay Communities, Inc.	315	69,817
Boston Properties, Inc.	333	36,081
Crown Castle International Corp.	1,005	174,187
Digital Realty Trust, Inc.	669	96,637
Duke Realty Corp.	921	44,088
Equinix, Inc.	209	165,137
Equity Residential	837	67,730
Essex Property Trust, Inc.	150	47,961
Extra Space Storage, Inc.	333	55,941
Federal Realty Investment Trust	165	19,468
Healthpeak Properties, Inc.	1,257	42,084
Host Hotels & Resorts, Inc. (1)	1,677	27,386
Iron Mountain, Inc.	582	25,288
Kimco Realty Corp.	825	17,119
Mid-America Apartment Communities, Inc.	249	46,501
Prologis, Inc.	1,761	220,882
Public Storage	333	98,934
Realty Income Corp.	864	56,039
Regency Centers Corp.	417	28,077
SBA Communications Corp.	249	82,312
Simon Property Group, Inc.	753	97,867
UDR, Inc.	669	35,444
Ventas, Inc.	921	50,848
Vornado Realty Trust	333	13,989
Welltower, Inc.	1,005	82,812
Weyerhaeuser Co.	1,761	62,639
		2,113,148
Retail – 5.1%
Advance Auto Parts, Inc.	165	34,467
AutoZone, Inc. (1)	48	81,503
Bath & Body Works, Inc. (1)	585	36,872
Best Buy Co., Inc.	526	55,603
CarMax, Inc. (1)	383	49,009
Chipotle Mexican Grill, Inc. (1)	63	114,504

8

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks – 99.4% (Continued)
Retail – 5.1% (Continued)
Costco Wholesale Corp.	1,043	$468,672
Darden Restaurants, Inc.	333	50,439
Dollar General Corp.	555	117,738
Dollar Tree, Inc. (1)	585	55,996
Domino’s Pizza, Inc.	81	38,634
The Gap, Inc.	501	11,373
Genuine Parts Co.	333	40,370
The Home Depot, Inc.	2,498	819,993
Lowe’s Companies, Inc.	1,667	338,168
McDonald’s Corp.	1,761	424,595
O’Reilly Automotive, Inc. (1)	165	100,825
Ross Stores, Inc.	837	91,107
Starbucks Corp.	2,742	302,470
Target Corp.	1,173	268,347
The TJX Companies, Inc.	2,853	188,241
Tractor Supply Co.	249	50,450
Ulta Beauty, Inc. (1)	128	46,198
Walgreens Boots Alliance, Inc.	1,677	78,903
Walmart, Inc.	3,241	451,730
Yum! Brands, Inc.	702	85,862
		4,402,069
Savings & Loans – 0.0% (2)
People’s United Financial, Inc.	1,005	17,557

Semiconductors – 5.5%
Advanced Micro Devices, Inc. (1)	2,868	295,117
Analog Devices, Inc.	1,264	211,695
Applied Materials, Inc.	2,181	280,760
Broadcom, Inc.	963	466,988
Intel Corp.	9,533	507,918
IPG Photonics Corp. (1)	81	12,830
KLA Corp.	333	111,392
Lam Research Corp.	333	189,527
Microchip Technology, Inc.	642	98,541
Micron Technology, Inc.	2,685	190,581
Monolithic Power Systems, Inc.	81	39,259
NVIDIA Corp.	5,856	1,213,129
NXP Semiconductors NV	628	123,006
Qorvo, Inc. (1)	249	41,630
QUALCOMM, Inc.	2,650	341,797
Skyworks Solutions, Inc.	388	63,935
Teradyne, Inc.	417	45,524
Texas Instruments, Inc.	2,181	419,210
Xilinx, Inc.	585	88,329
		4,741,168

	Shares	Value
Common Stocks – 99.4% (Continued)
Shipbuilding – 0.0% (2)
Huntington Ingalls Industries, Inc.	81	$15,638

Software – 10.3%
Activision Blizzard, Inc.	1,845	142,785
Adobe, Inc. (1)	1,127	648,836
Akamai Technologies, Inc. (1)	417	43,614
ANSYS, Inc. (1)	204	69,452
Autodesk, Inc. (1)	501	142,870
Broadridge Financial Solutions, Inc.	249	41,493
Cadence Design Systems, Inc. (1)	669	101,313
Cerner Corp.	753	53,102
Citrix Systems, Inc.	291	31,245
Electronic Arts, Inc.	638	90,755
Fidelity National Information Services, Inc.	1,463	178,018
Fiserv, Inc. (1)	1,341	145,498
Intuit, Inc.	643	346,905
Jack Henry & Associates, Inc.	165	27,070
Microsoft Corp.	17,700	4,989,984
MSCI, Inc.	193	117,410
Oracle Corp.	4,290	373,788
Paychex, Inc.	753	84,675
Paycom Software, Inc. (1)	114	56,515
PTC, Inc. (1)	249	29,828
Roper Technologies, Inc.	249	111,086
salesforce.com, Inc. (1)	2,277	617,568
ServiceNow, Inc. (1)	464	288,733
Synopsys, Inc. (1)	333	99,704
Take-Two Interactive Software, Inc. (1)	249	38,363
Tyler Technologies, Inc. (1)	72	33,023
		8,903,633
Telecommunications – 2.3%
Arista Networks, Inc. (1)	128	43,986
AT&T, Inc.	16,711	451,364
Cisco Systems Inc.	9,868	537,115
Corning, Inc.	1,845	67,324
Juniper Networks, Inc.	623	17,145
Lumen Technologies, Inc.	2,349	29,104
Motorola Solutions, Inc.	397	92,231
T-Mobile US, Inc. (1)	1,382	176,564
Verizon Communications, Inc.	9,773	527,840
		1,942,673
Textiles – 0.0% (2)
Mohawk Industries, Inc. (1)	136	24,126

9

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks – 99.4% (Continued)
Toys, Games & Hobbies – 0.0% (2)
Hasbro, Inc.	333	$29,710

Transportation – 1.5%
C.H. Robinson Worldwide, Inc.	289	25,143
CSX Corp.	5,363	159,496
Expeditors International of Washington, Inc.	417	49,677
FedEx Corp.	569	124,776
J.B. Hunt Transport Services, Inc.	165	27,591
Kansas City Southern	213	57,646
Norfolk Southern Corp.	585	139,961
Old Dominion Freight Line, Inc.	222	63,488
Union Pacific Corp.	1,566	306,952
United Parcel Service, Inc. - Class B	1,707	310,845
		1,265,575
Water – 0.1%
American Water Works Co., Inc.	417	70,490
Total Common Stock
(Cost $83,453,973)		85,582,500

Purchased Call Options – 0.3%
CBOE Volatility Index Call Options
Expiration 10/20/2021, Exercise Price $24 (3)	916	219,840
Expiration 10/20/2021, Exercise Price $25 (3)	26	5,200
Total Purchased Call Options
(Cost $226,549)		225,040

Short-Term Investments – 0.2%
Money Market Funds – 0.2%
First American Government Obligations Fund - Class X, 0.026% (4)	179,157	179,157
Total Short-Term Investments
(Cost $179,157)		179,157

Total Investments in Securities – 99.9%
(Cost $83,859,679)		85,986,697
Assets in Excess of Other Liabilites – 0.1%		79,586
Total Net Assets – 100.0%		$86,066,283

(1)Non-income producing security.

(2)Does not round to 0.1% or (0.1)%, as applicable.

(3)The investment is a holding of Toroso Cayman Subsidiary I.

(4)The rate shown is the annualized seven-day effective yield as of September 30, 2021.

10

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES at September 30, 2021 (Unaudited)

Assets:
Investments in securities, at value (Cost $83,859,679) (Note 2)	$85,986,697
Cash	20,000
Collateral at broker for purchased options	15,644
Receivables:
Fund shares sold	1,024,600
Dividends and interest	52,047
Total assets	87,098,988

Liabilities:
Payables:
Investment securities purchased	973,252
Management fees (Note 4)	59,453
Total liabilities	1,032,705
Net Assets	$86,066,283

Components of Net Assets:
Paid-in capital	$84,549,355
Total distributable (accumulated) earnings (losses)	1,516,928
Net assets	$86,066,283

Net Asset Value (unlimited shares authorized):
Net assets	$86,066,283
Shares of beneficial interest issued and outstanding	4,200,000
Net asset value	$20.49

11

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED STATEMENT OF OPERATIONS For the Period Ended September 30, 2021 (1) (Unaudited)

Investment Income:
Dividend income (net of foreign withholding tax of $47)	$407,672
Interest income	18
Total investment income	407,690

Expenses:
Management fees (Note 4)	240,075
Total expenses	240,075
Net investment income (loss)	167,615

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(14,898)
Change in net unrealized appreciation/depreciation on:
Investments	1,364,211
Net realized and unrealized gain (loss) on investments	1,349,313
Net increase (decrease) in net assets resulting from operations	$1,516,928

(1)The Fund commenced operations on April 21, 2021. The information presented is from April 21, 2021 to September 30, 2021.

12

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended September 30, 2021 (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$167,615
Net realized gain (loss) on investments	(14,898)
Change in net unrealized appreciation/depreciation on investments	1,364,211
Net increase (decrease) in net assets resulting from operations	1,516,928

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	84,549,355
Total increase (decrease) in net assets	86,066,283

Net Assets:
Beginning of period	—
End of period	$86,066,283

(1)The Fund commenced operations on April 21, 2021. The information presented is from April 21, 2021 to September 30, 2021.

(2)Summary of share transactions is as follows:

	Period Ended September 30, 2021 (1)
	Shares	Value
Shares sold	4,200,000	$84,549,355
Shares redeemed	—	—
Net increase (decrease)	4,200,000	$84,549,355

13

The accompanying notes are an integral part of these financial statements.

Acruence Active Hedge U.S. Equity ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended September 30, 2021 (1) (Consolidated) (Unaudited)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.05
Net realized and unrealized gain (loss) on investments	0.44
Total from investment operations	0.49

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$20.49
Total return (3)(4)	2.46%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$86.1
Portfolio turnover rate (3)	2%
Ratio of expenses to average net assets (5)	0.83%
Ratio of net investment income (loss) to average net assets (5)	0.58%

(1)The Fund commenced operations on April 21, 2021. The information presented is from April 21, 2021 to September 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

14

Acruence Active Hedge U.S. Equity ETF

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Fund is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on April 21, 2021.

The investment objective of the Fund is to seek capital appreciation with reduced volatility as compared to the S&P 500 Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include real estate investment trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

15

Acruence Active Hedge U.S. Equity ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$85,582,500	$—	$—	$85,582,500
Purchased Call Options	225,040	—	—	225,040
Short-Term Investments	179,157	—	—	179,157
Total Investments in Securities	$85,986,697	$—	$—	$85,986,697

(1)See Consolidated Schedule of Investments for the industry breakout.

B.Basis for Consolidation for the Fund. The Fund may invest up to 20% of its assets in the Toroso Cayman Subsidiary I, a subsidiary that is wholly-owned by the Fund and organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary only invests in option contracts (“VIX Options”) on the CBOE Volatility Index (the “VIX Index”). The Fund’s investment in the Subsidiary will not exceed 20% of the value of the Fund’s total assets (notwithstanding any subsequent market appreciation in the Subsidiary’s value). Asset limitations are imposed by Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and are measured at each taxable year and quarter end. The Adviser also serves as the investment adviser to the Subsidiary, but will not receive separate compensation.

The Subsidiary is not registered under the 1940 Act, but will be subject to certain protections of the 1940 Act with respect to the Fund, as described in the Fund’s SAI. All of the Fund’s investments in the Subsidiary will be subject to the investment policies and restrictions of the Fund, including those related to leverage, collateral and segregation requirements and liquidity. In addition, the valuation and brokerage policies of the Fund will be applied to the Subsidiary. The Fund’s investments in the Subsidiary are not subject to all investor protection provisions of the 1940 Act. However, because the Fund is the sole investor in the Subsidiary, it is not likely that the Subsidiary will take any action that is contrary to the interests of the Fund and its shareholders.

The financial information of the Subsidiary has been consolidated into the Fund’s financial statements. The Fund has 0.3% of its total assets invested in the Subsidiary as of September 30, 2021.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

C.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of September 30, 2021, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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Acruence Active Hedge U.S. Equity ETF

E.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

H. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Associated Risks of VIX Options. One of the primary drivers of the value of a VIX Option is movement in the spot value of the VIX Index, which is a measure of implied volatility of S&P 500 options. Therefore, changing market expectations of future volatility will lead to changes in the market value of VIX Options. VIX Options will be subject to market risk. Because implied volatilities often rise during periods of market stress, the VIX Index is often negatively correlated to equity markets. Options may also present tracking risk. An imperfect or variable degree of correlation between price movements of the derivative and the underlying investment may prevent the portfolio from achieving the intended effect. The value of an option can change over time depending on several factors aside from just changes in the underlying asset’s price, such as the time remaining to expiration and the expected level of volatility in the underlying asset. For option buyers, the risk of loss is limited to the option premium at the time of purchase.

B.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

17

Acruence Active Hedge U.S. Equity ETF

C.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

D.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Shares are listed on the NYSE Arca, Inc. (the “Exchange”), and although Shares may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

E.Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The VIX Options and other investments held by the Subsidiary are generally similar to those investments that are permitted to be held by the Fund and are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

F.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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G.Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Acruence Capital, LLC (the “Sub-Adviser”) fails to exercise such option at or prior to its expiration.

H.Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete. While the Sub-Adviser’s model measures relationships between the VIX Index, volatility, and premiums, levels may be depressed for extended periods and options can expire worthless.

I.Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.83%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

Acruence Capital, LLC serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Advisor has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and excluded expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services, LLC, the Fund’s administrator and an affiliate of the Advisor.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $3,415,119 and $1,610,143, respectively.

For the period ended September 30, 2021, there were no purchases or sales of long term U.S. Government securities.

For the period ended September 30, 2021, in-kind transactions associated with creations and redemptions for the funds were $82,700,641 and $0, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended September 30, 2021. Differences between the tax cost of investments and the cost noted in the Consolidated Schedule of Investments will be determined at fiscal year-end. The Fund did not have any distributions paid during the period ended September 30, 2021.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. The Fund commenced operations on April 21, 2021, therefore, the Fund had no late year losses, no post-October losses, and no capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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NOTE 8 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with the Fund’s investment objective but there can be no assurance that it will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

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EXPENSE EXAMPLE For the Periods Ended September 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual expenses example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 21, 2021 (commencement of operations) to September 30, 2021.  The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 1, 2021 to September 30, 2021.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 21, 2021	Ending Account Value September 30, 2021	Expenses Paid During the Period April 21, 2021 – September 30, 2021 (1)
Actual	$1,000.00	$1,024.60	$3.75

	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During the Period April 1, 2021 – September 30, 2021 (2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.91	$4.20

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 163/365 (to reflect the period from April 21, 2021 to September 30, 2021, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

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In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Acruence Active Hedge U.S. Equity ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 19, 2020, the Board reviewed the Program Administrator’s written annual report for the period December 1, 2019 through September 30, 2020 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

The Fund commenced operations on April 21, 2021 and was not a part of the Report but has adopted the Program upon commencement of operations.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on March 24, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Acruence Active Hedge U.S. Equity ETF (the “Fund”), a proposed series of the Trust, and Toroso Investments, LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographic information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including recommendations with respect to the hiring, termination or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager of the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of the Sub-Adviser and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser would be responsible for trade execution and the Sub-Adviser would be responsible for selecting the Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory. In addition, the Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties as the investment adviser to the Acruence Cayman Subsidiary.

2.Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the investment decision-making for the Fund would be performed by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

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3.Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Fund was compared to ETFs in the U.S. Fund Options-Based category with varying capitalization, alternative strategies and derivative investment exposures.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business. The Board also noted that the Adviser would not receive compensation with respect to the portfolio management of the Acruence Cayman Subsidiary.

4.Extent of economies of scale as the Fund grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.The benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the video conference meeting held on March 24, 2021, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Acruence Capital, LLC, the Fund’s proposed sub-adviser (the “Sub-Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from the Trust’s outside legal counsel to the Trust and Independent Trustees, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographic information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.The nature, extent and quality of services to be provided by the Sub-Adviser to the Fund. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Rob Emrich III and Mike Reddington, who will each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser manages other separately-managed accounts that utilize a strategy similar to the strategy that is to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for the Fund’s investment selections, subject to oversight by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Adviser Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.The investment performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.The cost of services to be provided and profits to be realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fee to be paid to the Sub-Adviser was negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fee and was reasonable in light of the services to be provided by the Sub-Adviser.

4.The extent of economies of scale as the Fund grows. Since the sub-advisory fee payable to the Sub-Adviser is not paid by the Fund, the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.The benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusions. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fee is reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

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INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 653-6400 or by accessing the Fund’s website at www.acruenceetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (833) 653-6400 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.acruenceetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 653-6400. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.acruenceetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 653-6400. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.acruenceetf.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Acruence Capital, LLC
539 W. Commerce St., Suite 3770
Dallas, TX 75208

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Acruence Active Hedge U.S. Equity ETF	XVOL	886364744

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 7, 2021

By (Signature and Title)*	/s/ Daniel W. Carlson
Daniel W. Carlson, Treasurer/Principal Financial Officer

Date	December 8, 2021

* Print the name and title of each signing officer under his or her signature.